Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2011
Goodwill and other intangible assets
12.	Goodwill and other intangible assets

Intangible assets consist of the following as of December 31:

2011	Cost	Accumulated Amortization	Net
Trade names and brands	$26,885	$8,791	$18,094
Customer related assets	213,896	118,016	95,880
Contract-based and other intangible assets	59,169	49,422	9,747
Technology-related intangible assets	143,723	92,002	51,721
Other intangible assets	$443,673	$268,231	$175,442
Goodwill	$919,060	$0	$919,060

2010	Cost	Accumulated Amortization	Net
Trade names and brands	$27,493	$8,817	$18,676
Customer related assets	217,608	99,356	118,252
Contract-based and other intangible assets	56,913	43,968	12,945
Technology-related intangible assets	146,973	80,440	66,533
Other intangible assets	$448,987	$232,581	$216,406
Goodwill	$936,950	$0	$936,950

Amortization expense was $42,186, $45,239 and $43,385 in 2011, 2010 and 2009, respectively.

The following presents the estimated amortization expense for intangible assets that are subject to scheduled amortization for each of the next five fiscal years:

2012	$37,440
2013	29,168
2014	24,778
2015	19,409
2016	15,375

The carrying amount of intangible assets with an indefinite useful life, i.e. certain trade names, is $16,079 and $16,363 at December 31, 2011 and 2010, respectively.

Elster Group recognized impairment losses in 2009 of $2,241 within cost of revenues for certain trade names and brands in the Gas and Water segments. The estimation of the fair value was based on discounted cash flows and involved significant unobservable inputs.

Goodwill has been allocated to the segments as follows:

	Gas	Electricity	Water	Consolidated
December 31, 2009	$595,366	$230,901	$155,304	$981,571
Additions	0	-695	0	-695
Foreign currency translation	-31,602	-12,324	0	-43,926
December 31, 2010	$563,764	$217,882	$155,304	$936,950
Foreign currency translation	-12,892	-4,998	0	-17,890
December 31, 2011	$550,872	$212,884	$155,304	$919,060